COSTS AND EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2025
Material income and expense [abstract]
Schedule of operating costs and administrative expenses
The main operating costs and administrative expenses are detailed below:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Aircraft fuel	(3,804,821)	(3,970,077)	(3,947,220)
Other rentals and landing fees	(1,638,809)	(1,470,057)	(1,322,795)
Aircraft maintenance	(862,647)	(815,916)	(601,804)
Aircraft rental (*)	—	(4,164)	(91,876)
Commissions	(252,670)	(230,127)	(244,160)
Passenger services	(382,252)	(331,918)	(271,838)
Other operating expenses	(1,539,833)	(1,448,052)	(1,351,571)
Total	(8,481,032)	(8,270,311)	(7,831,264)
(*)Aircraft Lease Contracts include lease payments based on Power by the Hour (PBH) at the beginning of the contract and fixed-rent payments later on. For these contracts that contain an initial period based on PBH and then a fixed amount, a right of use asset and a lease liability was recognized at the date of modification of the contract. These amounts continue to be amortized over the contract term on a straight-line basis starting from the modification date of the contract. Therefore, as a result of the application of the lease accounting policy, the expenses for the year include both the lease expense for variable payments (Aircraft Rentals) as well as the expenses resulting from the amortization of the right of use assets (included in the Depreciation line included in b) below) and interest from the lease liability (included in Lease Liabilities letter c) below)

Schedule of payments for leases of low-value assets
Leases of low-value assets included in Costs and expenses by nature

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Payments for leases of low-value assets	(22,165)	(18,555)	(16,632)
Total	(22,165)	(18,555)	(16,632)

Schedule of depreciation and amortization
Depreciation and amortization are detailed below:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Depreciation (*)	(1,644,873)	(1,375,101)	(1,151,015)
Amortization	(91,225)	(72,555)	(54,358)
Total	(1,736,098)	(1,447,656)	(1,205,373)
(*)Included within this amount is the depreciation of the Property, plant and equipment (See Note 16 (a)) and the maintenance of the aircraft recognized as right of use assets. The maintenance cost amount included in the depreciation line for the year ended December 31, 2025 is ThUS$772,159 (ThUS$668,936 for the same year in December 31, 2024 and ThUS$ 565,384 in December 31, 2023).

Schedule of finance costs
The detail of financial costs is as follows:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Bank loan interests	(261,722)	(452,778)	(400,052)
Financial leases	(43,039)	(49,809)	(58,011)
Lease liabilities	(315,309)	(318,267)	(224,824)
Other financial expenses	(101,346)	(61,096)	(15,344)
Total	(721,416)	(881,950)	(698,231)

Schedule of financial income	Financial income is detailed below:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Other miscellaneous income	146,275	142,411	125,356
Total	146,275	142,411	125,356

Schedule of other gains (losses)
Other gains (losses) are detailed below:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Adjustment net realizable value fleet available for sale	—	—	(39,163)
Other	(1,201)	(36,223)	(51,880)
Total	(1,201)	(36,223)	(91,043)